Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	1,029,897,980.13	40,404
Yield Supplement Overcollateralization Amount 05/31/25	63,205,366.14	0
Receivables Balance 05/31/25	1,093,103,346.27	40,404
Principal Payments	42,208,869.69	958
Defaulted Receivables	1,503,900.65	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	59,970,164.43	0
Pool Balance at 06/30/25	989,420,411.50	39,403

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.37%
Prepayment ABS Speed	1.97%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	10,084,460.72	313
Past Due 61-90 days	2,190,376.25	80
Past Due 91-120 days	467,232.23	21
Past Due 121+ days	0.00	0
Total	12,742,069.20	414

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	924,970.66
Aggregate Net Losses/(Gains) - June 2025	578,929.99
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.64%
Prior Net Losses/(Gains) Ratio	1.09%
Second Prior Net Losses/(Gains) Ratio	0.65%
Third Prior Net Losses/(Gains) Ratio	0.09%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	8,904,783.70
Actual Overcollateralization	8,904,783.70
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.51%
Weighted Average Remaining Term	56.27

Flow of Funds	$ Amount
Collections	49,147,588.61
Investment Earnings on Cash Accounts	16,311.68
Servicing Fee	(910,919.46)
Transfer to Collection Account	-
Available Funds	48,252,980.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,716,144.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	12,828,486.81
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,904,783.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,188,761.75

Total Distributions of Available Funds	48,252,980.83

Servicing Fee	910,919.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	1,020,628,898.31
Principal Paid	40,113,270.51
Note Balance @ 07/15/25	980,515,627.80

Class A-1
Note Balance @ 06/16/25	36,668,898.31
Principal Paid	36,668,898.31
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	309,760,000.00
Principal Paid	2,541,758.94
Note Balance @ 07/15/25	307,218,241.06
Note Factor @ 07/15/25	99.1794425%

Class A-2b
Note Balance @ 06/16/25	110,000,000.00
Principal Paid	902,613.26
Note Balance @ 07/15/25	109,097,386.74
Note Factor @ 07/15/25	99.1794425%

Class A-3
Note Balance @ 06/16/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	419,760,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-4
Note Balance @ 06/16/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	89,300,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	36,760,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	18,380,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,950,948.57
Total Principal Paid	40,113,270.51
Total Paid	44,064,219.08

Class A-1
Coupon	4.41100%
Interest Paid	130,295.80
Principal Paid	36,668,898.31
Total Paid to A-1 Holders	36,799,194.11

Class A-2a
Coupon	4.49000%
Interest Paid	1,159,018.67
Principal Paid	2,541,758.94
Total Paid to A-2a Holders	3,700,777.61

Class A-2b
SOFR Rate	4.30385%
Coupon	4.63385%
Interest Paid	410,610.60
Principal Paid	902,613.26
Total Paid to A-2b Holders	1,313,223.86

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2243166
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.7359066
Total Distribution Amount	35.9602232

A-1 Interest Distribution Amount	0.5397506
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	151.9009872
Total A-1 Distribution Amount	152.4407378

A-2a Interest Distribution Amount	3.7416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	8.2055751
Total A-2a Distribution Amount	11.9472418

A-2b Interest Distribution Amount	3.7328236
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	8.2055751
Total A-2b Distribution Amount	11.9383987

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	319.81
Noteholders' Third Priority Principal Distributable Amount	458.20
Noteholders' Principal Distributable Amount	221.99

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	3,063,404.27
Investment Earnings	10,705.01
Investment Earnings Paid	(10,705.01)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27